Accrued Liabilities	9 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Accrued Liabilities	NOTE 3 - ACCRUED LIABILITIES As of September, 2018 and December 31, 2017, the Company had accrued professional fees of $-0- and $1,000, respectively.